Supplemental Data - Statements of Cash Flows (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash paid for interest	$ 413,342	$ 437,969	$ 852,679	$ 832,654	$ 875,006
Cash received for interest	781	4,945	5,606	34,534	36,242
Cash paid for income taxes	11,338	1,487	2,632	18,186	1,351
Cash paid for income taxes to DISH Network	329,230	$ 278,970	558,220	279,234	433,120
Satellites and other assets financed under capital lease obligations	988			3,462	$ 1,070
Satellite and Tracking Stock Transaction with EchoStar:
Investment in EchoStar and HSSC preferred tracking stock - cost method	324,371		327,250
Capital distribution to EchoStar, net of deferred taxes of $31,274				51,466
Deferred tax in the capital distribution to EchoStar relating to satellite and tracking stock transaction				31,274
Capital distribution to EchoStar, net of deferred taxes of $3,542				11,963
Deferred tax in capital distribution to EchoStar			3,542	3,542
Deemed distribution to EchoStar - initial fair value of redeemable noncontrolling interest, net of deferred taxes of $8,489				14,011
Deferred tax in deemed distribution of redeemable noncontrolling interest			8,489	8,489
EchoStar
Satellite and Tracking Stock Transaction with EchoStar:
Investment in EchoStar and HSSC preferred tracking stock - cost method	$ 228,795		228,795	228,795
Deferred tax in the capital distribution to EchoStar relating to satellite and tracking stock transaction			$ 31,274
Satellite and Tracking Stock Transaction | EchoStar
Satellite and Tracking Stock Transaction with EchoStar:
Transfer of property and equipment, net				432,080
Investment in EchoStar and HSSC preferred tracking stock - cost method				316,204
Transfer of liabilities and other				44,540
Capital distribution to EchoStar, net of deferred taxes of $31,274				51,466
Sling TV Exchange Transaction | EchoStar
Satellite and Tracking Stock Transaction with EchoStar:
Transfer of property and equipment, net				8,978
Transfer of investments and intangibles, net				25,097
Capital distribution to EchoStar, net of deferred taxes of $3,542				5,845
Deemed distribution to EchoStar - initial fair value of redeemable noncontrolling interest, net of deferred taxes of $8,489				$ 14,011